Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000127111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000127111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[1]
C000127111 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[1]
C000127111 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000127111 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000127111 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000127111 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
C000127111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000127111 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000127111 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[1]
C000127111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
C000127111 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000127111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000127111 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000127111 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000127111 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000024981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000024981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[2]
C000024981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[2]
C000024981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000024981 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000024981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000024981 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[2]
C000024981 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000024981 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000024981 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[2]
C000024981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[2]
C000024981 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000024981 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000024981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000024981 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000024981 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000060632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000060632 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[3]
C000060632 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[3]
C000060632 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000060632 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000060632 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000060632 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[3]
C000060632 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000060632 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000060632 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[3]
C000060632 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[3]
C000060632 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000060632 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000060632 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000060632 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000060632 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000127110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000127110 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.10%	[4]
C000127110 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	48.10%	[4]
C000127110 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000127110 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000127110 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000127110 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[4]
C000127110 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000127110 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000127110 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[4]
C000127110 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000127110 [Member] | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000127110 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000127110 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000127110 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000127110 [Member] | Short Term Investments and Net Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets